Shareholder Report, Average Annual Return (Details)	7 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Thornburg Core Plus Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			3.79%
Thornburg Multi Sector Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			4.52%
Thornburg International Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		19.88%
Thornburg International Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%
Bloomberg U.S. Aggregate Total Return Value Index USD
Average Annual Return [Line Items]
Average Annual Return, Percent			4.17%
Bloomberg U.S. Universal Total Return Index Value Unhedged
Average Annual Return [Line Items]
Average Annual Return, Percent			4.33%
MSCI EAFE Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.51%
MSCI EAFE Growth Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%